Fair Value Measurements (Short-term Investments, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 1,316,833	$ 1,041,395
Change in fair value of short-term investments	$ 41,000	$ 40,100